Capital - Summary of Capital Surplus (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 30, 2017	Dec. 31, 2016
Disclosure Of Classes Of Share Capital [Abstract]
Additional paid in capital	₩ 25,335	₩ 25,358		₩ 26,095
Other capital surplus	1,806	1,806		1,806
Total	₩ 27,141	₩ 27,164	₩ 27,164	₩ 27,901